Issued Capital - Schedule of Common Shares (Details) - shares	Dec. 11, 2022	Jun. 11, 2022	Apr. 30, 2022
Statement Line Items [Line Items]
Common shares issued	3,000,012	2,999,994	152,500
Common Shares One [Member]
Statement Line Items [Line Items]
Common shares issued			6,000,006